Label	Element	Value
Common stock subscribed for cash	cik0001712041_StockIssuedDuringPeriodValueNewIssues2	$ 20,000
Common Stock [Member]
Common stock subscribed for cash	cik0001712041_StockIssuedDuringPeriodValueNewIssues2	$ 20
Common stock subscribed for cash (in shares)	cik0001712041_StockIssuedDuringPeriodSharesNewIssues2	200,000
Accumulated Deficit [Member]
Net loss for the period	us-gaap_NetIncomeLoss	$ (503,715)
Common stock issued to officers	us-gaap_StockIssuedDuringPeriodValueNewIssues
Additional Paid-In Capital [Member]
Common stock subscribed for cash	cik0001712041_StockIssuedDuringPeriodValueNewIssues2	19,980
Common stock issued to officers	us-gaap_StockIssuedDuringPeriodValueNewIssues
Common stock issued for services	us-gaap_StockIssuedDuringPeriodValueIssuedForServices	$ 12,488